(LOSS) PER SHARE (Tables)	9 Months Ended
Dec. 31, 2022
Loss Per Share
Schedule of basic and diluted EPS calculations

	Three Months Ended December 31,		Nine Months Ended December 31,
	2022	2021	2022	2021
Numerator (in 000’$)
Net loss attributable to owners of the Company	$(7,485)	$(3,512)	$(10,163)	$(9,553)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	17,039	13,344	15,719	12,966
Basic and diluted (loss) per share	$(0.44)	$(0.26)	$(0.65)	$(0.74)

Schedule of anti-dilutive share

	As of December 31,
	2022	2021
Stock options	1,217,300	868,000
Restricted stock units	378,740	243,000
Warrants	–	33,888